Deferred consideration - Schedule of Present Value of Future Cash Flows (Details) - $ / shares	Dec. 31, 2025	Jul. 18, 2025
Contingent Consideration [Abstract]
Discount rate	17.50%	17.20%
Volume-weighted average price (in dollars per share)	$ 4.27	$ 4.47